Sales - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales
Revenue from sale of gold	$ 388,004	$ 326,742	$ 279,731
Less: Royalty contributions (see Note 2(k))	(18,552)	(19,946)	(18,839)
Revenue from sale of goods	$ 1,720,334	$ 1,147,590	$ 810,961